Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Leasehold improvement cost	$ 71,875			$ 71,875
Lease commencement date					Jan. 28, 2015
Lease period					2 years
Depreciation expense	$ 290	$ 67,144	$ 444	$ 623	$ 113,744	$ 21,915